Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Accounting Policies [Abstract]
Schedule of Expected Future Amortization Expense of Website Development Costs

At November 30, 2017, the expected future amortization expense of website development costs is:

Year ended November 30,	Amount
2018	$18,335
2019	18,335
2020	18,335
2021	18,335
2022	18,335
Total	$91,675

As of August 31, 2107, the expected future amortization expense of website development costs is:

Year ended August 31,	Amount
2018	$18,407
2019	18,407
2020	18,407
2021	18,407
2022	18,407

Total	$92,035